united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares			Fair Value
	EXCHANGE TRADED FUNDS - 98.3%
	COMMODITY FUNDS - 5.1%
27,000	iShares Silver Trust *		$ 424,170
55,300	PowerShares Optimum Yield Diversified Commodity No K-1 Portfolio		872,634
3,600	SPDR Gold Shares *		424,872
62,000	United States Natural Gas Fund LP *		420,360
			2,142,036

	DEBT FUND - 0.9%
3,000	iShares 20+ Year Treasury Bond ETF		375,360

	EQUITY FUNDS - 92.3%
30,000	Energy Select Sector SPDR Fund		1,947,600
32,800	Financial Select Sector SPDR Fund		809,176
5,400	Health Care Select Sector SPDR Fund		427,896
12,700	iShares MSCI Australia ETF		275,336
14,300	iShares MSCI Canada ETF		382,668
35,000	iShares MSCI Emerging Markets ETF		1,448,650
7,000	iShares MSCI France ETF		201,320
19,500	iShares MSCI Germany ETF		590,265
65,800	iShares MSCI India ETF		2,112,180
22,600	iShares MSCI Japan ETF		1,212,490
24,600	iShares MSCI Netherlands ETF		711,678
20,000	iShares MSCI Singapore Capped ETF		472,400
2,400	iShares MSCI South Korea Capped ETF		162,744
4,900	iShares MSCI Sweden Capped ETF		166,208
22,800	iShares MSCI Switzerland Capped ETF		782,268
10,000	iShares MSCI United Kingdom ETF		333,300
9,100	iShares Nasdaq Biotechnology ETF		2,821,728
3,000	iShares Russell 2000 ETF		422,760
84,700	iShares U.S. Home Construction ETF		2,874,718
18,200	iShares U.S. Pharmaceuticals ETF		2,823,366
37,600	Materials Select Sector SPDR Fund		2,023,256
3,000	PowerShares QQQ Trust Series 1		412,920
60,000	Real Estate Select Sector SPDR Fund		1,932,000
10,800	SPDR S&P Homebuilders ETF		416,124
24,500	SPDR S&P500 ETF Trust		5,924,100
140,000	VanEck Vectors Gold Miners ETF		3,091,200
29,700	Vanguard Consumer Staples ETF		4,188,294
			38,966,645

	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,585,677)		41,484,041

	SHORT-TERM INVESTMENTS - 1.4%
592,502	Union Bank Institutional Trust Deposit ACC - IV, to yield 0.45% **		592,502
	TOTAL SHORT-TERM INVESTMENTS (Cost - $592,502)

	TOTAL INVESTMENTS - 99.7% (Cost - $42,178,179) (a)		$ 42,076,543
	OTHER ASSETS LESS LIABILITIES - 0.3%		120,309
	NET ASSETS - 100.0%		$ 42,196,852

	ETF - Exchange Traded Fund
	LP - Limited Partnership
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	Interest rate reflects effective yield on June 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,469,375
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 237,297
		Unrealized depreciation	(630,129)
		Net unrealized depreciation	$ (392,832)

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares			Fair Value
	EXCHANGE TRADED FUNDS - 89.0%
	ASSET ALLOCATION FUND - 11.2%
94,700	SPDR Bloomberg Barclays Convertible Securities ETF		$ 4,699,014

	DEBT FUNDS - 44.5%
62,600	iShares iBoxx $ High Yield Corporate Bond ETF		5,533,214
13,660	iShares iBoxx $ Investment Grade Corporate Bond ETF		1,646,167
46,000	iShares JP Morgan USD Emerging Markets Bond ETF		5,260,560
62,800	iShares U.S. Preferred Stock ETF		2,459,876
159,300	PowerShares Senior Loan Portfolio		3,686,202
			18,586,019

	EQUITY FUNDS - 33.3%
5,000	iShares Select Dividend ETF		461,050
11,500	iShares U.S. Financials ETF		1,236,480
10,200	ProShares Ultra Real Estate		1,281,426
113,300	VanEck Vectors Gold Miners ETF		2,501,664
60,800	Vanguard Dividend Appreciation ETF		5,634,336
35,900	Vanguard High Dividend Yield ETF		2,805,944
			13,920,900

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,876,329)		37,205,933

	SHORT-TERM INVESTMENTS - 1.1%
469,507	Union Bank Institutional Trust Deposit ACC - IV, to yield 0.45% *		469,507
	TOTAL SHORT-TERM INVESTMENTS (Cost - $469,507)

	TOTAL INVESTMENTS - 90.1% (Cost - $37,345,836) (a)		$ 37,675,440
	OTHER ASSETS LESS LIABILITIES - 9.9%		4,117,361
	NET ASSETS - 100.0%		$ 41,792,801

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
	USD - United States Dollar
*	Interest rate reflects effective yield on June 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,989,500
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 444,700
		Unrealized depreciation	(758,760)
		Net unrealized depreciation	$ (314,060)

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.
Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accouting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As stated above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2017 in valuing the funds' assets carried at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 41,484,041	$ -	$ -	$ 41,484,041
Short-Term Investments	-	592,502	-	592,502
Total	$ 41,484,041	$ 592,502	$ -	$ 42,076,543

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,205,933	$ -	$ -	$ 37,205,933
Short-Term Investments	-	469,507	-	469,507
Total	$ 37,205,933	$ 469,507	$ -	$ 37,675,440

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/24/17

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer /Treasurer

Date 8/24/17